Net Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Options
Net Loss Per Share
Securities excluded from the computation of diluted net loss per share	6,657,794	7,167,138
Series A Preferred Shares
Net Loss Per Share
Securities excluded from the computation of diluted net loss per share		20,212,500
Series B Preferred Shares
Net Loss Per Share
Securities excluded from the computation of diluted net loss per share		8,166,667
Non-vested ordinary shares
Net Loss Per Share
Securities excluded from the computation of diluted net loss per share	741,500